Financial Instruments and Risk Management (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [line items]
Undiscounted Contractual Maturity Analysis for Financial Assets and Liabilities
The following table shows an undiscounted contractual maturity analysis for financial assets and financial liabilities and reflects management's expectations with respect to realisation of financial assets and financial liabilities and timing of termination:

Year ended 30 June 2026	Weighted average interest rate %	1 year or less $’000	1 to 5 years $’000	More than 5 years $’000	Total $’000
Financial Assets
Cash and cash equivalents	2.86%	255,279	–	–	255,279
Trade and other receivables		50,174	–	–	50,174
Other financial assets		–	–	8,805	8,805
Other assets	2.58%	1,110	6,275	–	7,385
Total financial assets		306,563	6,275	8,805	321,643
Financial liabilities
Trade and other payables		45,222	–	–	45,222
Interest bearing liabilities	5.84%	46,917	21,431	–	68,348
Lease liabilities	9.92%	2,556	7,324	3,675	13,555
Total financial liabilities		94,695	28,755	3,675	127,125
Net financial instruments		211,868	(22,480)	5,130	194,518

Year ended 30 June 2025
Financial Assets
Cash and cash equivalents	3.49%	47,254	–	–	47,254
Trade and other receivables		15,342	–	–	15,342
Other financial assets		–	–	659	659
Other assets	2.14%	3,525	439	6,725	10,689
Total financial assets		66,121	439	7,384	73,944
Financial liabilities
Trade and other payables		32,451	–	–	32,451
Interest bearing liabilities	10.51%	39,381	9,600	–	48,981
Lease liabilities	9.63%	1,764	59	–	1,823
Total financial liabilities		73,596	9,659	–	83,255
Net financial instruments		(7,475)	(9,220)	7,384	(9,311)

Fair Value of Financial Assets and Liabilities
The following table shows the fair value of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information of financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

At 30 June 2026	Level 1 $’000	Level 2 $’000	Level 3 $’000	Total $’000
Other financial assets designated at FVOCI	8,805	–	–	8,805
Total	8,805	–	–	8,805

At 30 June 2025
Other financial assets designated at FVOCI	659	–	–	659
Trade and other receivables	–	103	–	103
Total	659	103	–	762

Movement in Liabilities from Financing Activities
The movement in the Group’s liabilities from financing activities during the year is as follows:

Year ended 30 June 2026	Interest bearing liabilities $’000	Preference shares $’000	Lease liabilities $’000	Total $’000
At the beginning of the financial year	379	19,201	1,743	21,323
Cash movements	(1,805)	–	(2,341)	(4,146)
Other non-cash movements	4,175	803	10,336	15,314
At the end of the financial year	2,749	20,004	9,738	32,491

Year ended 30 June 2025
At the beginning of the financial year	–	18,419	3,590	22,009
Cash movements	655	–	(2,108)	(1,453)
Other non-cash movements	(276)	782	261	767
At the end of the financial year	379	19,201	1,743	21,323

Year ended 30 June 2024
At the beginning of the financial year	75	18,156	4,141	22,372
Cash movements	(75)	–	(2,150)	(2,225)
Other non-cash movements	–	263	1,599	1,862
At the end of the financial year	–	18,419	3,590	22,009

Interest Rate Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net Exposure to Risk
The Group’s net exposure to interest rate risk at the reporting date is as follows:

	2026 $’000	2025 $’000
Financial assets
Cash and cash equivalents	255,279	47,254
Other assets	7,385	10,689
Financial liabilities
Interest bearing liabilities (1)	(78,086)	(50,733)
Net exposure	184,578	7,210

(1)	Comparative amounts have been re-presented to include all interest bearing liabilities, consistent with the presentation in the current year.

Sensitivity Analysis
The following table demonstrates the sensitivity to a 100 basis point change in interest rates, with all other variables remaining constant:

	Effect on profit after tax 2026 $’000	Effect on profit after tax 2025 $’000
+100 basis point change in interest rates	1,292	50
-100 basis point change in interest rates	(1,292)	(50)

Foreign Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net Exposure to Risk
The Group's net exposure to foreign currency risk (in United States dollars) at the reporting date is as follows:

	Australian dollar risk exposure 2026 $’000	Australian dollar risk exposure 2025 $’000	Canadian dollar risk exposure 2026 $’000	Canadian dollar risk exposure 2025 $’000
Financial Assets
Cash and cash equivalents	98,746	37,840	138,867	11,478
Trade and other receivables	8,334	4,799	7,964	18,174
Other assets	1,428	832	11,871	3,551
Financial liabilities
Trade and other payables	(2,729)	(3,601)	(38,922)	(44,532)
Interest bearing liabilities	(274)	(127)	(34,481)	(28,493)
Net exposure	105,505	39,743	85,299	(39,822)

Sensitivity Analysis
Based on the Group’s net financial assets and liabilities as at 30 June, a weakening of the United States dollar against these currencies as illustrated in the table below, with all other variables held constant, would have the following effect on the Group’s profit or loss after tax:

	Effect on profit after tax 2026 $’000	Effect on profit after tax 2025 $’000
5 per cent movement in Australian dollar	3,693	1,391
5 per cent movement in Canadian dollar	2,985	(1,394)